Investment Objectives and Goals	May 27, 2025
Return Stacked(R) Bonds & Futures Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® Bonds & Futures Yield ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Return Stacked® Bonds & Futures Yield ETF (the “Fund”) seeks long-term capital appreciation.
Return Stacked(R) Bonds & Managed Futures ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® Bonds & Managed Futures ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Return Stacked® Bonds & Managed Futures ETF (the “Fund”) seeks long-term capital appreciation.
Return Stacked(R) Bonds & Merger Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® Bonds & Merger Arbitrage ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Return Stacked® Bonds & Merger Arbitrage ETF (the “Fund”) seeks long-term capital appreciation.
Return Stacked Global Stocks & Bonds ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® Global Stocks & Bonds ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Return Stacked® Global Stocks & Bonds ETF (the “Fund”) seeks long-term capital appreciation.
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® U.S. Stocks & Futures Yield ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Return Stacked® U.S. Stocks & Futures Yield ETF (the “Fund”) seeks long-term capital appreciation.
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® U.S. Stocks & Managed Futures ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Return Stacked® U.S. Stocks & Managed Futures ETF (the “Fund”) seeks long-term capital appreciation.